Other operating income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other operating income.
Government grants	¥ 395,042		¥ 427,832	¥ 553,153
Claims income	141,408		96,388	101,778
Others	171,405		121,193	102,131
Total other operating income	¥ 707,855	$ 108,483	¥ 645,413	¥ 757,062